Post-retirement benefits - Summary of movement in net defined benefit liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (1,551)	$ (2,499)
Amounts recognised in Income statement	(146)	(288)	$ (245)
Amounts recognised in Other comprehensive income	(262)	907	6
Contributions by employer	257	248	404
Arrangements divested	(5)	(10)
Assets transferred to defined contribution section	(3)	0
Currency exchange rate (loss)/gain	(20)	91
Ending balance	(1,730)	(1,551)	$ (2,499)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(680)
Amounts recognised in Income statement	(104)
Amounts recognised in Other comprehensive income	(259)
Contributions by employer	223
Arrangements divested	(5)
Assets transferred to defined contribution section	(3)
Currency exchange rate (loss)/gain	(3)
Ending balance	(831)	(680)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(871)
Amounts recognised in Income statement	(42)
Amounts recognised in Other comprehensive income	(3)
Contributions by employer	34
Arrangements divested	0
Assets transferred to defined contribution section	0
Currency exchange rate (loss)/gain	(17)
Ending balance	$ (899)	$ (871)